Related Party Transactions (Tables)	9 Months Ended
Jul. 31, 2024
Related Party Transactions [Abstract]
Schedule of Key Management Personnel for Services	The compensation to key management personnel for services they provide to the Company is as follows:
	Three months ended	Three months ended	Nine months ended	Nine months ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023

Officers:
Consulting fees	$86,792	$98,167	$335,066	$318,668
Share based compensation	103,977	31,709	251,717	107,089
	$190,769	$129,876	$586,783	$425,757
Directors:
Directors’ fees	$58,538	$41,022	$184,063	$121,998
Share based compensation	101,157	28,558	310,069	106,682
	$159,695	$69,580	$494,132	$228,680

Schedule of Balances with Related Parties	Balances with related parties
	July 31,	October 31,
	2024	2023
Amounts owed to officers	$29,625	$29,666
Amounts owed to directors	18,952	12,767
	$48,577	$42,433